Income Taxes - Noncapital Losses (Details) $ in Millions	Dec. 31, 2024 USD ($)
Non-capital Loss
Amount	$ 33.8
Canada
Non-capital Loss
Amount	20.2
Chile
Non-capital Loss
Amount	$ 13.6